UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAR    03.31.22

SEMI-ANNUAL REPORT

AB LIMITED DURATION HIGH INCOME PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Limited Duration High Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 1

SEMI-ANNUAL REPORT

May 10, 2022

This report provides management’s discussion of fund performance for the AB Limited Duration High Income Portfolio for the annual reporting period ended March 31, 2022.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2022 (unaudited)

	6 Months	12 Months

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Class A Shares	-3.78%	-1.45%

Class C Shares	-4.15%	-2.19%

Advisor Class Shares[1]	-3.67%	-1.20%

Bloomberg Global High Yield 1-5 Year Index (USD hedged)	-4.75%	-2.88%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Global High Yield 1-5 Year Index (USD hedged), for the six- and 12-month periods ended March 31, 2022.

During both periods, all share classes of the Fund outperformed the benchmark, before sales charges. In the six-month period, industry allocation was the primary contributor, relative to the benchmark, mostly from an underweight to real estate investment trusts (“REITs”), exposure to collateralized mortgage obligations, underweights to telecommunications and sovereign bonds, and an overweight to services. Security selection also contributed, primarily due to selection within REITs, basic industries, telecommunications and media that more than offset losses from selection within government-guaranteed sovereign bonds and consumer cyclical–other. Yield-curve positioning in the US on the five- to 10-year parts of the curve detracted and was partially offset by positioning on the two-year front end of the curve. Country allocation also hampered results, from underweights to the eurozone and UK. Currency decisions did not materially impact performance.

During the 12-month period, industry allocation contributed most to outperformance, mainly from an underweight to REITs and exposure to

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collateralized mortgage obligations. Security selection also contributed, as selection within REITs, basic industry, telecommunications and media added more than losses within consumer cyclical–other and energy. Country allocation detracted, a result of an overweight to the US and an underweight to the eurozone. Yield-curve positioning in the US also detracted due to positioning on the five-year part of the curve that outweighed a gain on the two-year part of the yield curve. Currency decisions did not have a meaningful impact on returns.

During both periods, the Fund utilized currency forwards to hedge currency exposure. Treasury futures were used to manage duration, country exposure and yield-curve positioning. Credit default swaps, both single name and index, were used to hedge credit risk and to take active credit and growth risk.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended March 31, 2022, fixed-income government bond market yields spiked, which led bond prices to fall on inflation concerns in all regions. Central banks became more hawkish about raising interest rates and ending bond purchases, causing short-term yields to rise much faster than longer maturities in many markets. Inflation expectations worsened when Russia invaded Ukraine, causing energy and agricultural prices to jump. Relative returns were led by global inflation-linked bonds, which rose modestly. Investor demand for higher-yielding assets led high-yield corporate bonds in developed markets to outperform global treasuries in the risk-off environment, particularly in the US and eurozone, relative to respective treasuries. Developed-market investment-grade corporate bonds, which typically have longer maturities and are more sensitive to changes in yields than high-yield corporates, generally underperformed government bonds, except in the eurozone. Emerging-market bonds trailed by a wide margin as the US dollar was mixed against major developed-market and emerging-market currencies. Brent crude oil prices rose sharply from supply concerns and increased demand.

The Fund’s Senior Investment Management Team (the “Team”) continues to utilize its high-quality strategy, which seeks attractive returns with less volatility than traditional high-yield approaches. The Team seeks to manage interest-rate risk by maintaining an average duration of less than four years. The Fund’s primary investments are high-yield corporate fixed-income securities from developed and emerging markets, particularly lower-rated, investment-grade and unrated-debt securities.

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INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment-grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and assignments and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings or the equivalent by any nationally recognized statistical rating organization (“NRSRO”), at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any NRSRO, and the notional amount of derivatives related to these instruments will be counted.)

The Fund invests on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser considers factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest-rate, credit market and currency fluctuations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Global High Yield 1-5 Year Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in the US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

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DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			3.94%

1 Year	-1.45%	-5.66%

5 Years	2.91%	2.02%

10 Years	3.78%	3.34%

CLASS C SHARES			3.36%

1 Year	-2.19%	-3.14%

5 Years	2.14%	2.14%

10 Years[2]	3.01%	3.01%

ADVISOR CLASS SHARES[3]			4.36%

1 Year	-1.20%	-1.20%

5 Years	3.17%	3.17%

10 Years	4.06%	4.06%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.02%, 1.77% and 0.77% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios, exclusive of expenses associated with acquired fund fees and expenses of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs, to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2023. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2022.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-5.66%

5 Years	2.02%

10 Years	3.34%

CLASS C SHARES

1 Year	-3.14%

5 Years	2.14%

10 Years[1]	3.01%

ADVISOR CLASS SHARES[2]

1 Year	-1.20%

5 Years	3.17%

10 Years	4.06%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$962.20	$4.65	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class C
Actual	$1,000	$958.50	$8.30	1.70%
Hypothetical**	$1,000	$1,016.45	$8.55	1.70%
Advisor Class
Actual	$1,000	$963.30	$3.43	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%
Class R
Actual	$1,000	$963.10	$3.67	0.75%
Hypothetical**	$1,000	$1,021.19	$3.78	0.75%
Class K
Actual	$1,000	$963.20	$3.67	0.75%
Hypothetical**	$1,000	$1,021.19	$3.78	0.75%
Class I
Actual	$1,000	$963.40	$3.38	0.69%
Hypothetical**	$1,000	$1,021.49	$3.48	0.69%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2022 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $350.6

1

All data are as of March 31, 2022. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

2	“Other” represents less than 0.2% in Governments–Sovereign Bonds and Preferred Stocks.

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PORTFOLIO OF INVESTMENTS

March 31, 2022 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 45.9%
Industrial – 39.8%
Basic – 2.6%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	310	$319,854
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	227	210,928
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		210	202,043
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	309,670
9.875%, 10/17/2025(a)		245	272,913
FMG Resources (August 2006) Pty Ltd. 5.125%, 05/15/2024(a)		205	209,153
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	602	599,799
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	298	312,498
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	300	311,963
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	268,669
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		280	281,188
Kleopatra Finco Sarl 4.25%, 03/01/2026(a)		920	908,077
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)		100	100,820
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)	U.S.$	695	717,184
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(a)(b)	EUR	995	975,490
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	198,408
4.375% (EURIBOR 3 Month + 4.38%), 11/01/2026(a)(b)		318	346,852
5.375%, 11/01/2026(a)	U.S.$	551	506,738
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	309,587
SPCM SA 3.125%, 03/15/2027(a)		862	793,316
Synthomer PLC 3.875%, 07/01/2025(a)	EUR	200	221,693

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

thyssenkrupp AG 2.875%, 02/22/2024(a)	EUR	343	$379,762
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	516	504,705

			9,261,310

Capital Goods – 3.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(c)	EUR	251	252,512
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)		200	208,446
4.125%, 08/15/2026(a)	U.S.$	523	503,931
5.25%, 08/15/2027(a)		521	482,686
Ball Corp. 4.00%, 11/15/2023		700	711,872
Bombardier, Inc. 7.50%, 03/15/2025(a)		23	23,121
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		852	855,842
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	68,586
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	129,010
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)	U.S.$	1,011	1,007,007
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,144,069
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	348,177
4.00%, 08/01/2028(a)		489	449,719
5.125%, 12/15/2026(a)		64	64,565
LSB Industries, Inc. 6.25%, 10/15/2028(a)		319	324,273
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	274,052
PCF GmbH 4.75%, 04/15/2026(a)		520	552,286
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	1,033,626
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	414,659
Tervita Corp. 11.00%, 12/01/2025(a)	U.S.$	365	413,651
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	196,865

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	847	$840,571
TransDigm, Inc. 8.00%, 12/15/2025(a)		275	286,814
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	488,221
8.875%, 06/01/2024(a)		327	345,381
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	477,166
5.50%, 08/15/2026(a)	U.S.$	232	231,763
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		262	272,454

			12,401,325

Communications - Media – 3.0%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	111,846
5.00%, 01/15/2028(a)	U.S.$	782	701,994
AMC Networks, Inc. 5.00%, 04/01/2024		284	284,000
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	360	397,669
5.375%, 03/01/2025(a)	U.S.$	999	978,041
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	614,000
5.125%, 05/01/2027(a)		352	352,644
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		37	36,621
DISH DBS Corp. 5.00%, 03/15/2023		63	63,190
5.25%, 12/01/2026(a)		725	691,773
5.75%, 12/01/2028(a)		754	715,825
5.875%, 07/15/2022		246	247,397
7.75%, 07/01/2026		145	143,921
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	522,986
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		714	678,764
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	374,151
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		736	696,124
4.00%, 07/15/2028(a)		972	924,450
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	335,527
Univision Communications, Inc. 5.125%, 02/15/2025(a)		357	357,203

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.625%, 06/01/2027(a)	U.S.$	304	$318,540
Urban One, Inc. 7.375%, 02/01/2028(a)		608	610,128
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	209,290
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	266,251

			10,632,335

Communications - Telecommunications –1.1%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)	U.S.$	791	806,330
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		246	211,619
6.50%, 10/01/2028(a)		280	258,311
DKT Finance ApS 9.375%, 06/17/2023(a)		200	199,900
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	590	612,645
Level 3 Financing, Inc. 4.625%, 09/15/2027(a)	U.S.$	154	145,279
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	644	686,122
Lumen Technologies, Inc. Series Y 7.50%, 04/01/2024	U.S.$	372	392,865
United Group BV 4.00%, 11/15/2027(a)	EUR	120	122,830
4.875% (EURIBOR 3 Month + 4.88%), 02/01/2029(a)(b)		317	342,559
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	140	128,845
6.125%, 03/01/2028(a)		30	26,847

			3,934,152

Consumer Cyclical - Automotive – 2.1%
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	48,239
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	470,693
6.25%, 05/15/2026(a)	U.S.$	511	527,137
Faurecia SE 2.75%, 02/15/2027(a)	EUR	200	202,380
Ford Motor Credit Co. LLC 2.30%, 02/10/2025	U.S.$	252	239,332
2.70%, 08/10/2026		254	236,245
3.096%, 05/04/2023		1,041	1,039,990
4.95%, 05/28/2027		246	250,106

16 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)	U.S.$	419	$391,581
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(c)	EUR	281	306,554
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		100	112,437
6.875%, 11/15/2026(a)		702	797,959
7.75%, 10/15/2025(a)	U.S.$	293	304,735
Mclaren Finance PLC 7.50%, 08/01/2026(a)		357	351,388
Meritor, Inc. 6.25%, 06/01/2025(a)		64	66,081
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	145,385
Schaeffler AG 3.375%, 10/12/2028(a)	EUR	200	216,814
Tenneco, Inc. 7.875%, 01/15/2029(a)	U.S.$	378	398,310
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	300	311,521
ZF Finance GmbH 3.00%, 09/21/2025(a)		200	217,183
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	550	551,903

			7,185,973

Consumer Cyclical - Entertainment – 3.2%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		197	189,918
Carnival Corp. 1.875%, 11/07/2022	EUR	785	859,991
4.00%, 08/01/2028(a)	U.S.$	449	418,522
5.75%, 03/01/2027(a)		246	234,480
10.125%, 02/01/2026(a)	EUR	182	225,218
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	1,294	1,329,145
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	505,965
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	402,649
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,078,704
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	242,288

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	$839,723
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	285,763
5.50%, 08/31/2026-04/01/2028(a)		770	739,711
10.875%, 06/01/2023(a)		169	180,019
11.50%, 06/01/2025(a)		363	398,730
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		859	899,210
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,400,179
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	120,411
13.00%, 05/15/2025(a)		656	728,219
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	207,476

			11,286,321

Consumer Cyclical - Other – 3.0%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	434,526
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		545	533,953
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	341,078
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		331	321,073
Cirsa Finance International Sarl 4.75%, 05/22/2025(a)	EUR	360	390,659
Empire Communities Corp. 7.00%, 12/15/2025(a)	U.S.$	759	749,270
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,125	1,153,238
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	432,606
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	525,521
5.375%, 05/01/2025(a)		105	107,423
International Game Technology PLC 3.50%, 07/15/2024-06/15/2026(a)	EUR	435	486,680
KB Home 7.50%, 09/15/2022	U.S.$	363	371,472
7.625%, 05/15/2023		355	365,473
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	131,343

18 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	302	$325,932
Samsonite Finco SARL 3.50%, 05/15/2026(a)		685	724,484
Scientific Games International, Inc. 3.375%, 02/15/2026(a)		100	112,492
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	422,723
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	202,884
Travel + Leisure Co. 6.625%, 07/31/2026(a)		1,119	1,172,365
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		1,024	1,024,410

			10,329,605

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	465,745
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	191,041
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	112	149,277
8.25%, 07/31/2025(a)		670	895,768
Yum! Brands, Inc. 7.75%, 04/01/2025(a)	U.S.$	375	389,531

			2,091,362

Consumer Cyclical - Retailers – 2.3%
Bath & Body Works, Inc. 5.25%, 02/01/2028		1,102	1,111,257
CT Investment GmbH 5.50%, 04/15/2026(a)	EUR	360	388,031
Dufry One BV 2.00%, 02/15/2027(a)		571	565,021
2.50%, 10/15/2024(a)		748	805,249
eG Global Finance PLC 4.375%, 02/07/2025(a)		610	655,661
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	616,214
4.875%, 05/15/2026(a)		170	172,011
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		965	886,796
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	291,998
7.75%, 02/15/2029(a)		317	327,360

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rite Aid Corp. 7.50%, 07/01/2025(a)	U.S.$	134	$125,101
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		357	361,206
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	486,176
Staples, Inc. 7.50%, 04/15/2026(a)		556	539,659
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	186,567
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	554,691

			8,072,998

Consumer Non-Cyclical – 4.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	397,369
4.625%, 01/15/2027(a)		694	671,688
7.50%, 03/15/2026(a)		185	195,789
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	387,298
CAB SELAS 3.375%, 02/01/2028(a)		290	305,125
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	331,343
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(a)		1,061	1,037,159
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	114,110
Cidron Aida Finco Sarl 5.00%, 04/01/2028(a)		575	595,874
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	1,030	923,858
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		290	288,362
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	481	506,012
4.75%, 10/15/2028(a)	U.S.$	1,124	1,065,586
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	387	416,568
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)	U.S.$	1,106	1,133,152
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	862,068

20 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	469	$377,493
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	142,189
6.75%, 04/15/2025(a)		469	484,777
ModivCare, Inc. 5.875%, 11/15/2025(a)		221	223,272
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,120	1,188,610
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	497	473,542
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		835	779,456
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	310	332,738
Post Holdings, Inc. 5.75%, 03/01/2027(a)	U.S.$	183	184,169
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	244,431
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	U.S.$	570	557,471
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	699,400
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		731	722,776

			15,641,685

Energy – 5.2%
Antero Resources Corp. 8.375%, 07/15/2026(a)		143	158,089
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		486	517,143
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		739	774,140
Callon Petroleum, Co. 8.25%, 07/15/2025		125	126,269
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	193,942
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	358,282
7.00%, 06/15/2025(a)		376	380,384
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		829	821,912
7.50%, 04/30/2026		37	37,007

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	226	$228,780
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		24	24,480
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		833	838,156
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	198,247
EnLink Midstream LLC 5.625%, 01/15/2028(a)	U.S.$	433	441,747
EnLink Midstream Partners LP 4.15%, 06/01/2025		769	766,493
4.40%, 04/01/2024		577	584,905
4.85%, 07/15/2026		582	586,924
EQM Midstream Partners LP 4.125%, 12/01/2026		1,400	1,344,742
4.75%, 07/15/2023		101	101,742
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	107,456
7.75%, 02/01/2028		680	683,726
8.00%, 01/15/2027		518	532,877
Gulfport Energy Corp. 6.00%, 10/15/2024(d)(e)		400	40
8.00%, 05/17/2026		5	5,474
8.00%, 05/17/2026(a)		118	123,079
Harbour Energy PLC 5.50%, 10/15/2026(a)		488	482,012
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	199,936
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		530	546,223
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	354,402
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		752	781,170
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	236,471
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		503	506,355
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		411	403,840
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		455	435,717

22 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)	U.S.$	628	$646,137
PDC Energy, Inc. 5.75%, 05/15/2026		304	308,192
Range Resources Corp. 5.00%, 03/15/2023		246	248,049
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		1,233	1,326,227
SM Energy Co. 5.625%, 06/01/2025		185	185,105
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		745	711,952
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		356	340,450
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		170	172,388
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		442	430,826
Weatherford International Ltd. 11.00%, 12/01/2024(a)		14	14,538

			18,266,026

Other Industrial – 0.5%
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		679	687,481
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	1,028,311

			1,715,792

Services – 4.2%
ADT Security Corp. (The) 4.125%, 06/15/2023	U.S.$	539	545,182
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		597	604,504
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	161,881
4.625%, 06/01/2028(a)	U.S.$	602	565,841
ANGI Group LLC 3.875%, 08/15/2028(a)		822	696,037
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	218,100
APX Group, Inc. 6.75%, 02/15/2027(a)	U.S.$	480	490,666
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	508,581

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Block, Inc. 2.75%, 06/01/2026(a)	U.S.$	1,157	$1,094,117
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		994	987,119
Elior Group SA 3.75%, 07/15/2026(a)	EUR	200	201,373
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	678	649,463
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	613,365
ION Trading Technologies SARL 5.75%, 05/15/2028(a)	U.S.$	556	538,920
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	708,506
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		637	662,894
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		719	689,693
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	163,222
5.25%, 04/15/2024(a)		583	597,313
5.75%, 04/15/2026(a)		225	229,477
6.25%, 01/15/2028(a)		753	737,458
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	86,224
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		585	611,003
9.25%, 04/15/2025(a)		141	156,383
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)	EUR	200	213,013
TripAdvisor, Inc. 7.00%, 07/15/2025(a)	U.S.$	961	993,472
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	638	662,791
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	397	399,084

			14,785,682

Technology – 2.4%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		269	251,827
Avaya, Inc. 6.125%, 09/15/2028(a)		547	538,653
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	415,395

24 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brunello Bidco SpA 3.50%, 02/15/2028(a)	EUR	200	$208,329
Centurion Bidco SpA 5.875%, 09/30/2026(a)		935	1,006,499
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)	U.S.$	1,039	989,034
NCR Corp. 5.75%, 09/01/2027(a)		309	309,720
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		315	298,273
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	144,103
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)	U.S.$	543	536,717
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,144	1,024,681
Seagate HDD Cayman 4.875%, 03/01/2024		218	224,420
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		1,857	1,762,312
Xerox Corp. 4.625%, 03/15/2023		798	801,783

			8,511,746

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	601,549
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		414	414,405
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		618	658,379
United Airlines, Inc. 4.375%, 04/15/2026(a)		395	388,917

			2,063,250

Transportation - Services – 1.0%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	275,840
6.125%, 10/15/2026(a)	U.S.$	475	458,356
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	68,955
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,372,668

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EC Finance PLC 3.00%, 10/15/2026(a)	EUR	322	$349,929
Kapla Holding SAS 3.375%, 12/15/2026(a)		410	433,565
Loxam SAS 4.50%, 02/15/2027(a)		404	442,679

			3,401,992

			139,581,554

Financial Institutions – 5.7%
Banking – 1.4%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)	U.S.$	1,128	1,110,561
Banco Santander SA 6.75%, 04/25/2022(a)(f)	EUR	600	665,861
CaixaBank SA 5.875%, 10/09/2027(a)(f)		200	233,266
Discover Financial Services Series D 6.125%, 06/23/2025(f)	U.S.$	811	844,632
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	922,445
5.71%, 01/15/2026(a)		347	357,233
Societe Generale SA 8.00%, 09/29/2025(a)(f)		386	416,205
UniCredit SpA 9.25%, 06/03/2022(a)(f)	EUR	427	478,448

			5,028,651

Brokerage – 0.2%
NFP Corp. 4.875%, 08/15/2028(a)	U.S.$	688	659,255

Finance – 1.4%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		748	667,844
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	870,997
Enova International, Inc. 8.50%, 09/15/2025(a)		1,037	1,032,385
goeasy Ltd. 4.375%, 05/01/2026(a)		495	469,072
5.375%, 12/01/2024(a)		852	850,066
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	361,328
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	514,582
7.25%, 09/25/2023		82	85,176

			4,851,450

26 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.5%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)	U.S.$	616	$544,353
Intrum AB 3.50%, 07/15/2026(a)	EUR	250	265,063
4.875%, 08/15/2025(a)		345	384,206
Nordic Aviation Capital 5.04%, 02/27/2024(g)	U.S.$	767	553,946

			1,747,568

REITs – 2.2%
ADLER Real Estate AG 1.875%, 04/27/2023(a)	EUR	800	839,396
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)		826	896,392
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	975,135
5.75%, 05/15/2026(a)		60	59,434
Diversified Healthcare Trust 9.75%, 06/15/2025		353	373,393
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	319,376
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	716,957
5.75%, 02/01/2027		200	212,140
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	821	881,020
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		1,119	1,230,763
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	957,522
3.50%, 11/01/2025(a)		100	105,850

			7,567,378

			19,854,302

Utility – 0.4%
Electric – 0.4%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	879	857,728
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	123,217
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)	U.S.$	528	530,725

			1,511,670

Total Corporates - Non-Investment Grade (cost $165,979,199)			160,947,526

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 19.0%
Industrial – 12.7%
Basic – 1.9%
Anglo American Capital PLC 4.75%, 04/10/2027(a)	U.S.$	1,323	$1,369,490
Arconic Corp. 6.00%, 05/15/2025(a)		285	291,948
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		858	836,629
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	526,658
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	324,614
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	404,875
INEOS Finance PLC 2.125%, 11/15/2025(a)	EUR	200	213,358
2.875%, 05/01/2026(a)		141	148,427
MEGlobal Canada ULC 5.00%, 05/18/2025(a)	U.S.$	248	254,789
Nexa Resources SA 5.375%, 05/04/2027(a)		346	351,190
SABIC Capital II BV 4.50%, 10/10/2028(a)		319	339,496
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	386,033
Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	309	332,398
Westlake Chemical Corp. 3.60%, 08/15/2026		843	852,905

			6,632,810

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	89,568
4.40%, 03/15/2024		50	50,939

			140,507

Communications - Media – 0.6%
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,340,760
Pinewood Finance Co., Ltd. 3.625%, 11/15/2027(a)	GBP	200	246,183
Prosus NV 4.85%, 07/06/2027(a)	U.S.$	321	310,568
Weibo Corp. 3.50%, 07/05/2024		352	343,926

			2,241,437

28 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.3%
T-Mobile USA, Inc. 2.25%, 02/15/2026	U.S.$	355	$334,605
2.625%, 04/15/2026		657	628,526
2.875%, 02/15/2031		118	106,418

			1,069,549

Consumer Cyclical - Automotive – 1.2%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	533,136
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	72	68,608
3.35%, 06/08/2025(a)		698	687,230
Hyundai Capital America 5.875%, 04/07/2025(a)		771	815,364
Lear Corp. 3.80%, 09/15/2027		161	161,399
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		22	21,975
3.45%, 03/15/2023(a)		29	29,129
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,094,482
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	781,664

			4,192,987

Consumer Cyclical - Other – 1.2%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	557,683
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		347	326,679
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	525,985
3.90%, 08/08/2029		674	617,748
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	118,932
PulteGroup, Inc. 5.50%, 03/01/2026		345	367,715
Sands China Ltd. 3.80%, 01/08/2026		437	412,145
5.40%, 08/08/2028		318	311,710
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	876,112

			4,114,709

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	U.S.$	719	$718,353
PVH Corp. 4.625%, 07/10/2025		246	250,878
Ross Stores, Inc. 4.70%, 04/15/2027		142	149,799

			1,119,030

Consumer Non-Cyclical – 1.2%
BAT Capital Corp. 2.259%, 03/25/2028		735	660,780
BAT International Finance PLC 4.448%, 03/16/2028		1,586	1,589,727
HCA, Inc. 5.375%, 02/01/2025		173	180,325
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	310,158
Newell Brands, Inc. 4.10%, 04/01/2023		72	72,759
4.45%, 04/01/2026		1,190	1,197,437
4.875%, 06/01/2025		122	126,037

			4,137,223

Energy – 4.0%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	554,081
Cenovus Energy, Inc. 4.25%, 04/15/2027		830	857,581
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	486,082
Devon Energy Corp. 4.50%, 01/15/2030		345	354,184
Ecopetrol SA 4.125%, 01/16/2025		353	347,716
5.375%, 06/26/2026		329	332,709
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		342	328,713
Enable Midstream Partners LP 3.90%, 05/15/2024		1,564	1,574,745
Energy Transfer LP 3.90%, 07/15/2026		20	20,128
4.75%, 01/15/2026		253	262,718
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		192	190,125
Marathon Petroleum Corp. 4.70%, 05/01/2025		345	358,955
5.125%, 12/15/2026		1,656	1,764,667

30 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPLX LP 4.875%, 06/01/2025	U.S.$	783	$811,728
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	523,600
ONEOK, Inc. 2.20%, 09/15/2025		374	357,611
4.35%, 03/15/2029		323	329,780
6.35%, 01/15/2031		200	231,548
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		1,029	1,081,633
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	58,522
4.65%, 10/15/2025		681	700,082
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	404,691
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	405,313
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		343	347,845
Western Midstream Operating LP 4.55%, 02/01/2030		1,182	1,181,373

			13,866,130

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	211,766
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	53,473

			265,239

Technology – 1.0%
Baidu, Inc. 3.075%, 04/07/2025		234	230,146
Broadcom, Inc. 3.187%, 11/15/2036(a)		719	631,807
4.00%, 04/15/2029(a)		347	346,830
4.15%, 11/15/2030		350	354,561
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		999	1,005,523
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		339	367,822
Microchip Technology, Inc. 4.25%, 09/01/2025		238	241,077
Workday, Inc. 3.70%, 04/01/2029		200	200,243

			3,378,009

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.7%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)	U.S.$	321	$343,589
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		272	273,551
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,157,748
Southwest Airlines Co. 5.25%, 05/04/2025		690	724,141

			2,499,029

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		99	105,757

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		346	335,469
4.375%, 07/03/2029(a)		348	333,166

			668,635

			44,431,051

Financial Institutions – 5.4%
Banking – 2.3%
ABN AMRO Bank NV 7.75%, 05/15/2023(h)		200	208,414
Ally Financial, Inc. 5.75%, 11/20/2025		785	826,597
5.80%, 05/01/2025		108	114,641
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		248	232,128
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	277,890
Banco Santander SA 4.175%, 03/24/2028		400	402,776
5.179%, 11/19/2025		400	413,268
Banistmo SA 4.25%, 07/31/2027(a)		436	421,776
Citigroup, Inc. 3.875%, 02/18/2026(f)		154	145,662
5.95%, 01/30/2023(f)		305	308,276
Series V 4.70%, 01/30/2025(f)		147	140,610
Series W 4.00%, 12/10/2025(f)		207	198,811
Danske Bank A/S 3.244%, 12/20/2025(a)		358	352,895

32 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)	U.S.$	86	$85,224
Lloyds Banking Group PLC 7.625%, 06/27/2023(a)(f)	GBP	410	559,801
Truist Financial Corp. Series P 4.95%, 09/01/2025(f)	U.S.$	1,025	1,048,883
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a)(f)		744	783,095
UniCredit SpA 1.982%, 06/03/2027(a)		482	435,641
5.861%, 06/19/2032(a)		426	418,656
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(f)		878	838,007

			8,213,051

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		819	850,548

Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028		922	849,936
6.50%, 07/15/2025		291	308,614
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	35,139
4.125%, 05/01/2024		25	24,946
4.25%, 06/15/2026		5	4,931
4.40%, 09/25/2023		59	59,160
5.00%, 04/01/2023		6	6,095
5.25%, 08/11/2025(a)		1,078	1,099,323
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		547	497,222
3.50%, 11/01/2027(a)		96	90,932
4.125%, 08/01/2025(a)		3	2,976
4.375%, 01/30/2024(a)		308	309,947
4.875%, 10/01/2025(a)		31	31,483
5.50%, 12/15/2024(a)		105	108,225
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		685	671,300
Power Finance Corp. Ltd. 4.50%, 06/18/2029(a)		341	339,179

			4,439,408

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.5%
Centene Corp. 2.45%, 07/15/2028	U.S.$	1,214	$1,109,111
4.625%, 12/15/2029		20	20,206
Hartford Financial Services Group, Inc. (The) Series ICON 2.631% (LIBOR 3 Month + 2.13%), 02/12/2047(a)(b)		859	756,066

			1,885,383

REITs – 1.0%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,886
5.25%, 06/01/2025		191	196,715
5.375%, 04/15/2026		79	82,479
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		530	542,492
Office Properties Income Trust 3.45%, 10/15/2031		452	389,511
4.50%, 02/01/2025		279	278,381
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	402,706
Sabra Health Care LP 3.90%, 10/15/2029		334	321,729
Spirit Realty LP 2.10%, 03/15/2028		346	314,047
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	206,951
Vornado Realty LP 2.15%, 06/01/2026		839	785,723

			3,533,620

			18,922,010

Utility – 0.9%
Electric – 0.9%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		956	923,914
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	274,268
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		460	346,811
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	377,980
Engie Energia Chile SA 3.40%, 01/28/2030(a)		289	264,038
Fenix Power Peru SA 4.317%, 09/20/2027(a)		388	378,008

34 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kallpa Generacion SA 4.125%, 08/16/2027(a)	U.S.$	710	$707,249

			3,272,268

Total Corporates - Investment Grade (cost $68,687,984)			66,625,329

BANK LOANS – 7.5%
Industrial – 6.8%
Basic – 0.0%
Nouryon Finance B.V. 4.006% (LIBOR 3 Month + 3.00%), 10/01/2025(i)		73	71,434

Capital Goods – 0.9%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(i)		672	604,086
Apex Tool Group, LLC 5.750% (SOFR 1 Month + 5.25%), 02/08/2029(i)		717	697,456
Chariot Buyer LLC 4.506% (LIBOR 3 Month + 3.50%), 11/03/2028(i)		100	98,420
Gates Global LLC 3.250% (LIBOR 1 Month + 2.50%), 03/31/2027(i)		285	280,889
GFL Environmental Inc. 3.500% (LIBOR 3 Month + 3.00%), 05/30/2025(i)		194	193,352
Granite US Holdings Corporation 5.063% (LIBOR 3 Month + 4.00%), 09/30/2026(g)(i)		543	535,934
TransDigm, Inc. 2.707% (LIBOR 1 Month + 2.25%), 12/09/2025(i)		661	649,377
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.957% (LIBOR 1 Month + 2.50%), 10/23/2025(i)		58	57,346

			3,116,860

Communications - Media – 0.2%
Clear Channel Outdoor Holdings, Inc. 3.799% (LIBOR 3 Month + 3.50%), 08/21/2026(i)		82	80,426
Coral-US Co-Borrower LLC 3.397% (LIBOR 1 Month + 3.00%), 10/15/2029(i)		320	316,534

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(i)	U.S.$	252	$250,943

			647,903

Communications - Telecommunications – 0.9%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(i)		505	501,496
Directv Financing, LLC 5.750% (LIBOR 1 Month + 5.00%), 08/02/2027(i)		325	323,983
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(i)		442	402,534
Proofpoint, Inc. 6.758% (LIBOR 3 Month + 6.25%), 08/31/2029(i)		850	844,951
Zacapa SARL 4.766% (SOFR 3 Month + 4.25%), 03/22/2029(i)		908	901,226

			2,974,190

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.707% (LIBOR 1 Month + 3.25%), 04/30/2026(i)		110	108,366

Consumer Cyclical - Entertainment – 0.4%
Seaworld Parks & Entertainment, Inc. 3.500% (LIBOR 1 Month + 3.00%), 08/25/2028(i)		1,365	1,347,136

Consumer Cyclical - Other – 0.7%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(i)		1,138	1,126,538
Caesars Resort Collection, LLC 3.207% (LIBOR 1 Month + 2.75%), 12/23/2024(i)		421	418,693
Flutter Entertainment PLC 3.256% (LIBOR 3 Month + 2.25%), 07/21/2026(i)		80	79,151
Marriott Ownership Resorts, Inc. 2.207% (LIBOR 1 Month + 1.75%), 08/29/2025(i)		311	301,667

36 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Scientific Games International, Inc. 3.207% (LIBOR 1 Month + 2.75%), 08/14/2024(i)	U.S.$	504	$502,039

			2,428,088

Consumer Cyclical - Restaurants – 0.6%
1011778 B.C. Unlimited Liability Company 2.207% (LIBOR 1 Month + 1.75%), 11/19/2026(i)		1,616	1,578,869
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(i)		470	465,542

			2,044,411

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 4.500% (LIBOR 1 Month + 3.75%), 03/06/2028(i)		128	127,661
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(i)		716	713,412

			841,073

Consumer Non-Cyclical – 1.0%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.250% (LIBOR 1 Month + 3.75%), 05/12/2028(i)		569	559,903
Gainwell Acquisition Corp. 5.006% (LIBOR 3 Month + 4.00%), 10/01/2027(g)(i)		395	394,013
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(i)		553	513,831
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.197% (LIBOR 1 Month + 3.75%), 11/16/2025(i)		694	689,092
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(g)(i)		235	233,089
U.S. Renal Care, Inc. 5.500% (LIBOR 1 Month + 5.00%), 06/26/2026(i)		817	746,707
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.313% (LIBOR 3 Month + 5.25%), 12/15/2027(i)		535	532,274

			3,668,909

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.4%
CITGO Petroleum Corporation 7.250% (LIBOR 1 Month + 6.25%), 03/28/2024(i)	U.S.$	266	$265,084
GIP II Blue Holding, L.P. 5.506% (LIBOR 3 Month + 4.50%), 09/29/2028(i)		948	943,582
Parkway Generation, LLC 4.500% (LIBOR 1 Month + 3.75%), 02/18/2029(i)		320	312,400
4.500% (LIBOR 1 Month + 3.75%), 02/18/2029(g)(i)		40	39,000

			1,560,066

Other Industrial – 0.1%
Dealer Tire, LLC 4.707% (LIBOR 1 Month + 4.25%), 12/12/2025(i)		127	126,281
KAR Auction Services, Inc. 2.750% (LIBOR 1 Month + 2.25%), 09/19/2026(g)(i)		105	104,033
Rockwood Service Corporation 4.457% (LIBOR 1 Month + 4.00%), 01/23/2027(g)(i)		35	35,238

			265,552

Services – 0.3%
Amentum Government Services Holdings LLC 3.957% (LIBOR 1 Month + 3.50%), 01/29/2027(i)		59	58,115
Garda World Security Corporation 6.500% (LIBOR 1 Month + 4.25%), 10/30/2026(i)		457	450,686
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(i)		523	496,471

			1,005,272

Technology – 1.1%
Ascend Learning, LLC 6.250% (LIBOR 1 Month + 5.75%), 12/10/2029(g)(i)		300	297,750
Banff Guarantor, Inc. 6.000% (LIBOR 1 Month + 5.50%), 02/27/2026(i)		120	118,680
Boxer Parent Company, Inc. 4.756% (LIBOR 3 Month + 3.75%), 10/02/2025(i)		998	991,068

38 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(g)(i)	U.S.$	625	$606,517
FINThrive Software Intermediate Holdings, Inc. 7.250% (LIBOR 6 Month + 6.75%), 12/17/2029(i)		240	235,440
Loyalty Ventures, Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(i)		630	614,084
Playtika Holding Corp. 3.207% (LIBOR 1 Month + 2.75%), 03/13/2028(i)		801	788,020
Presidio Holdings, Inc. 3.800% (LIBOR 3 Month + 3.50%), 01/22/2027(g)(i)		104	103,349
3.960% (LIBOR 1 Month + 3.50%), 01/22/2027(i)		5	5,134
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(i)		97	90,216

			3,850,258

			23,929,518

Financial Institutions – 0.5%
Finance – 0.1%
Orbit Private Holdings I Ltd. 5.203% (LIBOR 3 Month + 4.50%), 12/11/2028(i)		110	109,587

Insurance – 0.4%
Cross Financial Corp. 4.813% (LIBOR 3 Month + 4.00%), 09/15/2027(i)		416	412,344
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(i)		711	706,052
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.207% (LIBOR 1 Month + 3.75%), 09/03/2026(i)		360	357,556

			1,475,952

			1,585,539

Utility – 0.2%
Electric – 0.2%
Generation Bridge, LLC 6.01% (LIBOR 3 Month + 5.00%), 12/01/2028(g)(i)		246	245,161

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(i)	U.S.$	469	$449,416
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(i)		93	89,525

			784,102

Total Bank Loans (cost $26,632,634)			26,299,159

EMERGING MARKETS - CORPORATE BONDS – 6.2%
Industrial – 5.3%
Basic – 1.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		248	242,420
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	708,799
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	325,000
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	284,303
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	544,340
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		298	298,006
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	337,000
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	342,225
Sasol Financing USA LLC 5.875%, 03/27/2024		684	692,550
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	209,250
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		24	22,980

			4,006,873

Capital Goods – 0.8%
Cemex SAB de CV 5.125%, 06/08/2026(a)(f)		245	240,406
5.45%, 11/19/2029(a)		328	333,330
7.375%, 06/05/2027(a)		397	425,286
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	589,102
6.95%, 01/17/2028(a)		318	335,351
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	247,878

40 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Usiminas International SARL 5.875%, 07/18/2026(a)	U.S.$	545	$557,467

			2,728,820

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	202,278

Communications - Telecommunications – 0.2%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	206,411
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	418,965

			625,376

Consumer Cyclical - Other – 1.1%
Allwyn Entertainment Financing UK PLC 4.125% (EURIBOR 3 Month + 4.12%), 02/15/2028(a)(b)	EUR	466	504,821
Melco Resorts Finance Ltd. 5.625%, 07/17/2027(a)	U.S.$	356	313,280
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	252,794
5.375%, 05/15/2024(a)		214	199,020
5.875%, 05/15/2026(a)		216	197,410
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	325	342,453
Studio City Co., Ltd. 7.00%, 02/15/2027(a)	U.S.$	390	378,027
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		912	825,360
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	425,125
5.625%, 08/26/2028(a)		345	291,456

			3,729,746

Consumer Non-Cyclical – 0.9%
BRF GmbH 4.35%, 09/29/2026(a)		285	277,483
BRF SA 4.875%, 01/24/2030(a)		285	270,786
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		58	57,710
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		333	318,914

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	$502,153
4.50%, 03/01/2025		330	367,184
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	442,078
4.75%, 05/09/2027		372	355,706
5.125%, 05/09/2029		372	355,372
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c)(d)(e)(g)(h)(j)		102	– 0	–
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		341	298,545
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d)(g)(h)(j)(k)		425	43

			3,245,974

Energy – 0.8%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	249,470
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	371,373
7.50%, 03/01/2028(a)		200	191,500
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		68	68,671
6.125%, 06/30/2025(a)		754	765,340
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	346,290
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		345	345,927
Petrobras Global Finance BV 8.75%, 05/23/2026		33	38,503
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	519,948

			2,897,022

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	352,495

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	722,475

			18,511,059

42 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.6%
Banking – 0.2%
Akbank TAS 6.80%, 02/06/2026(a)	U.S.$	347	$338,325
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	436,229

			774,554

Brokerage – 0.1%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	352,626

REITs – 0.3%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		200	58,000
Central China Real Estate Ltd. 7.75%, 05/24/2024(a)		200	86,850
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a)(d)(e)		400	64,000
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)		200	126,000
6.00%, 02/04/2026(a)		228	112,760
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a)		200	36,788
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		200	74,000
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(a)		200	30,000
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		200	49,000
6.50%, 01/26/2026(a)		254	62,230
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		200	84,000
6.75%, 07/08/2025(a)		230	89,700
Yango Justice International Ltd. 7.50%, 02/17/2025(a)(d)(e)		200	10,000
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)		200	28,000
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)		200	21,000
7.10%, 09/10/2024(a)		200	22,000

			954,328

			2,081,508

Utility – 0.3%
Electric – 0.3%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	217,100

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Greenko Wind Projects Mauritiu 5.50%, 04/06/2025(a)	U.S.$	200	$199,250
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	182,500
Inkia Energy Ltd. 5.875%, 11/09/2027(a)		362	348,267
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		209	195,415
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		108	107,357

			1,249,889

Total Emerging Markets - Corporate Bonds (cost $25,473,478)			21,842,456

EMERGING MARKETS - SOVEREIGNS – 4.6%
Angola – 0.4%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	830,875
9.50%, 11/12/2025(a)		710	777,450

			1,608,325

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	617,025
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	321,451

			938,476

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	536,881

Dominican Republic – 0.5%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		1,023	1,049,854
6.875%, 01/29/2026(a)		777	819,735

			1,869,589

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		34	18,788
0.50%, 07/31/2040(a)		85	48,621
1.00%, 07/31/2035(a)		864	562,031
5.00%, 07/31/2030(a)		120	99,845

			729,285

44 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Egypt – 0.8%
Egypt Government International Bond 5.75%, 05/29/2024(a)	U.S.$	1,008	$999,180
6.20%, 03/01/2024(a)		1,033	1,035,582
7.50%, 01/31/2027(a)		755	743,675

			2,778,437

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)		300	244,500

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	164,640
7.875%, 03/26/2027(a)		1,472	1,118,720

			1,283,360

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	771,543

Kenya – 0.1%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(a)		572	572,715

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a)(d)(e)		210	24,321
6.60%, 11/27/2026(a)(d)(e)		51	6,018
6.85%, 03/23/2027(a)(d)(e)		11	1,294

			31,633

Nigeria – 0.6%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(a)		2,059	1,997,496

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	332,520

Pakistan – 0.1%
Pakistan Government International Bond 6.00%, 04/08/2026(a)		343	267,578

Senegal – 0.3%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	529,938
6.75%, 03/13/2048(a)	U.S.$	483	415,621

			945,559

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	208	$201,214
4.85%, 09/27/2027-09/30/2029		740	737,670

			938,884

Ukraine – 0.1%
Ukraine Government International Bond 7.75%, 09/01/2023-09/01/2024(a)		722	333,160

Total Emerging Markets - Sovereigns (cost $17,720,997)			16,179,941

GOVERNMENTS - TREASURIES – 3.7%
United States – 3.7%
U.S. Treasury Notes 1.50%, 01/31/2027 (cost $13,156,848)		13,418	12,841,828

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0%
Risk Share Floating Rate – 3.0%
Bellemeade Re Ltd. Series 2019-1A, Class M2 3.157% (LIBOR 1 Month + 2.70%), 03/25/2029(a)(b)		185	183,114
Series 2019-2A, Class M1C 2.457% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(b)		342	340,425
Series 2019-3A, Class M1C 2.407% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(b)		853	847,788
Series 2019-4A, Class M1C 2.957% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(b)		465	458,317
Series 2019-4A, Class M2 3.307% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(b)		884	858,720
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.857% (LIBOR 1 Month + 2.40%), 04/25/2031(a)(b)		114	113,880
Series 2019-R01, Class 2M2 2.907% (LIBOR 1 Month + 2.45%), 07/25/2031(a)(b)		109	109,375

46 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-R02, Class 1M2 2.757% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(b)	U.S.$	29	$29,315
Series 2019-R03, Class 1M2 2.607% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(b)		8	8,200
Series 2019-R05, Class 1M2 2.457% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(b)		6	5,521
Series 2019-R06, Class 2M2 2.557% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(b)		71	70,705
Series 2019-R07, Class 1M2 2.557% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(b)		151	151,139
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.757% (LIBOR 1 Month + 3.30%), 10/25/2027(b)		66	66,812
Series 2015-DNA2, Class M3 4.357% (LIBOR 1 Month + 3.90%), 12/25/2027(b)		45	44,770
Series 2018-HQA1, Class M2 2.757% (LIBOR 1 Month + 2.30%), 09/25/2030(b)		181	181,430
Series 2018-HQA2, Class M2 2.757% (LIBOR 1 Month + 2.30%), 10/25/2048(a)(b)		602	600,624
Series 2019-DNA1, Class M2 3.107% (LIBOR 1 Month + 2.65%), 01/25/2049(a)(b)		394	396,344
Series 2019-DNA3, Class M2 2.507% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(b)		81	80,515
Series 2019-HQA1, Class M2 2.807% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(b)		202	201,709
Series 2020-DNA1, Class M2 2.157% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(b)		562	561,715
Series 2020-HQA2, Class M2 3.557% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(b)		45	45,019
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.357% (LIBOR 1 Month + 4.90%), 11/25/2024(b)		46	47,297

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 5.457% (LIBOR 1 Month + 5.00%), 07/25/2025(b)	U.S.$	168	$170,679
Series 2015-C03, Class 2M2 5.457% (LIBOR 1 Month + 5.00%), 07/25/2025(b)		1	1,071
Series 2015-C04, Class 1M2 6.157% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		66	70,950
Series 2015-C04, Class 2M2 6.007% (LIBOR 1 Month + 5.55%), 04/25/2028(b)		89	92,604
Series 2016-C01, Class 1M2 7.207% (LIBOR 1 Month + 6.75%), 08/25/2028(b)		168	179,230
Series 2016-C01, Class 2M2 7.407% (LIBOR 1 Month + 6.95%), 08/25/2028(b)		70	74,473
Series 2016-C03, Class 1M2 5.757% (LIBOR 1 Month + 5.30%), 10/25/2028(b)		120	124,525
Series 2016-C05, Class 2M2 4.907% (LIBOR 1 Month + 4.45%), 01/25/2029(b)		197	204,551
Series 2016-C07, Class 2M2 4.807% (LIBOR 1 Month + 4.35%), 05/25/2029(b)		106	110,263
Series 2017-C02, Class 2B1 5.957% (LIBOR 1 Month + 5.50%), 09/25/2029(b)		415	447,230
Series 2017-C03, Class 1M2 3.457% (LIBOR 1 Month + 3.00%), 10/25/2029(b)		52	53,299
Series 2017-C05, Class 1M2 2.657% (LIBOR 1 Month + 2.20%), 01/25/2030(b)		41	41,624
Series 2017-C07, Class 2M2 2.957% (LIBOR 1 Month + 2.50%), 05/25/2030(b)		9	9,475
Series 2018-C01, Class 1M2 2.707% (LIBOR 1 Month + 2.25%), 07/25/2030(b)		463	466,908
Home Re Ltd. Series 2020-1, Class M2 5.707% (LIBOR 1 Month + 5.25%), 10/25/2030(a)(b)		440	444,313

48 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.357% (LIBOR 1 Month + 2.90%), 11/26/2029(a)(b)	U.S.$	249	$248,861
Oaktown Re III Ltd. Series 2019-1A, Class M2 3.007% (LIBOR 1 Month + 2.55%), 07/25/2029(a)(b)		270	265,386
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 3.195% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(b)		126	124,637
Series 2020-1R, Class A 2.795% (LIBOR 1 Month + 2.35%), 02/27/2023(b)(h)		151	150,133
Radnor Re Ltd. Series 2018-1, Class M2 3.157% (LIBOR 1 Month + 2.70%), 03/25/2028(a)(b)		150	147,667
Series 2019-1, Class M1B 2.407% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(b)		185	185,679
Series 2020-1, Class M1B 1.907% (LIBOR 1 Month + 1.45%), 01/25/2030(a)(b)		962	937,044
STACR Trust Series 2018-DNA3, Class M2 2.557% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(b)		410	411,443
Triangle Re Ltd. Series 2020-1, Class M1C 4.957% (LIBOR 1 Month + 4.50%), 10/25/2030(a)(b)		243	242,616

Total Collateralized Mortgage Obligations (cost $10,420,282)			10,607,395

MORTGAGE PASS-THROUGHS – 2.3%
Agency Fixed Rate 30-Year – 2.3%
Uniform Mortgage-Backed Security Series 2022 2.00%, 04/01/2052, TBA		6,684	6,206,979
3.00%, 04/01/2052, TBA		1,783	1,745,472

Total Mortgage Pass-Throughs (cost $8,172,091)			7,952,451

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.241% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(b)	U.S.$	644	$636,199
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 3.404% (LIBOR 3 Month + 3.15%), 01/20/2032(a)(b)		250	246,268
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(b)		250	250,248
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.191% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(b)		250	247,979
Series 2020-78A, Class D 3.241% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(b)		443	434,174
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304% (LIBOR 3 Month + 6.40%), 04/20/2035(a)(b)		250	247,433
Elevation CLO Ltd. Series 2020-11A, Class C 2.441% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(b)		250	244,232
Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(b)		282	274,380
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.841% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(b)		300	300,542
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.148% (LIBOR 3 Month + 2.90%), 07/19/2034(a)(b)		375	365,325
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.299% (LIBOR 3 Month + 3.00%), 10/29/2029(a)(b)		520	508,134

50 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Greywolf CLO VI Ltd. Series 2018-1A, Class A1 1.297% (LIBOR 3 Month + 1.03%), 04/26/2031(a)(b)	U.S.$	550	$546,815
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.241% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(b)		250	249,847
Magnetite XXV Ltd. Series 2020-25A, Class D 3.558% (LIBOR 3 Month + 3.30%), 01/25/2032(a)(b)		250	249,996
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.359% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(b)		521	509,543
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (LIBOR 3 Month + 2.95%), 01/15/2035(a)(b)		500	487,229
Regatta XIX Funding Ltd. Series 2022-1A, Class D 4.379% (LIBOR 3 Month + 3.30%), 04/20/2035(a)(b)(g)		377	377,081
Regatta XX Funding Ltd. Series 2021-2A, Class D 3.341% (LIBOR 3 Month + 3.10%), 10/15/2034(a)(b)		250	243,515
Rockford Tower CLO Ltd. Series 2021-2A, Class D 3.504% (LIBOR 3 Month + 3.25%), 07/20/2034(a)(b)		250	245,741
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.241% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(b)		550	545,429

Total Collateralized Loan Obligations (cost $7,312,224)			7,210,110

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The) 8.375%, 11/07/2028(a)		596	649,938

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	200	$200,000

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	386,373

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	224,195

Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		381	375,952
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,141,538
6.75%, 09/21/2047		191	153,364
6.95%, 01/28/2060		58	46,974

			1,717,828

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	617,907

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		336	343,665

Ukraine – 0.1%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(h)		653	244,875

Total Quasi-Sovereigns (cost $4,866,896)			4,384,781

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.3%
CD Mortgage Trust Series 2016-CD1, Class XA 1.376%, 08/10/2049(l)		3,851	175,609
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.081%, 10/12/2050(l)		3,047	121,015
Commercial Mortgage Trust Series 2012-CR3, Class D 4.752%, 10/15/2045(a)		100	81,693

52 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Trust Series 2011-GC5, Class C 5.163%, 08/10/2044(a)	U.S.$	210	$173,593
Series 2011-GC5, Class D 5.163%, 08/10/2044(a)		236	109,172
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.385%, 11/15/2047		225	207,615
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.84%, 05/10/2045(a)		140	130,818
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.617%, 10/15/2049(l)		2,320	130,628
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.888%, 06/15/2044(a)		25	19,656

			1,149,799

Non-Agency Floating Rate CMBS – 0.3%
BFLD Trust Series 2019-DPLO, Class E 2.637% (LIBOR 1 Month + 2.24%), 10/15/2034(a)(b)		160	157,086
Series 2021-FPM, Class A 1.997% (LIBOR 1 Month + 1.60%), 06/15/2038(a)(b)		690	684,386

			841,472

Total Commercial Mortgage-Backed Securities (cost $2,226,294)			1,991,271

		Shares
COMMON STOCKS – 0.4%
Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Civitas Resources, Inc.		3,453	206,179
Denbury, Inc.(d)		2,433	191,161
Gulfport Energy Operating Corp.(d)		4,497	403,920

			801,260

Consumer Discretionary – 0.2%
Leisure Products – 0.2%
CWT Travel Equity(g)		24,836	735,146

Total Common Stocks (cost $1,091,090)			1,536,406

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.4%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)	U.S.$	180	$179,655
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		401	401,000
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	244,609
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	504,973

Total Asset-Backed Securities (cost $1,336,333)			1,330,237

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024		370	401,750

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	406,513

Total Governments - Sovereign Bonds (cost $808,816)			808,263

		Shares
PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Operating Corp. 10.00%(d)(g) (cost $10,858)		14	81,200

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 2.9%
U.S. Treasury Bills – 2.1%
U.S. Treasury Bill Zero Coupon, 06/28/2022 (cost $7,348,447)	U.S.$	7,358	7,348,267

54 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.19%(m)(n)(o) (cost $2,718,066)	2,718,066	$2,718,066

Total Short-Term Investments (cost $10,066,513)		10,066,333

Total Investments – 100.0% (cost $363,962,537)		350,704,686
Other assets less liabilities – 0.0%		(92,720)

Net Assets – 100.0%		$350,611,966

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	94	June 2022	$10,780,625	$(274,753)

Sold Contracts
Euro-BOBL Futures	26	June 2022	3,706,335	118,993

				$(155,760)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	775	EUR	676	05/12/2022	$(26,632)
Citibank, NA	EUR	453	USD	501	05/12/2022	(1,094)
Morgan Stanley Capital Services, Inc.	GBP	2,587	USD	3,380	06/09/2022	(17,769)
Morgan Stanley Capital Services, Inc.	USD	859	GBP	653	06/09/2022	(2,187)
State Street Bank & Trust Co.	EUR	3,281	USD	3,722	05/12/2022	88,700
State Street Bank & Trust Co.	EUR	358	USD	393	05/12/2022	(3,936)
State Street Bank & Trust Co.	USD	670	EUR	613	05/12/2022	9,092
State Street Bank & Trust Co.	USD	387	EUR	340	05/12/2022	(10,488)
UBS AG	EUR	39,238	USD	44,899	05/12/2022	1,439,357
UBS AG	USD	626	EUR	555	05/12/2022	(11,100)

						$1,463,943

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 55

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	3.03%	USD	2,166	$129,120	$1,608	$127,512
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00	Quarterly	3.74	USD	3,650	205,274	184,391	20,883
iTraxxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	3.39	EUR	4,540	373,354	304,056	69,298

						$707,748	$490,055	$217,693

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	1,842	$773,634	$837,947	$(64,313)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	7.50	USD	514	215,675	60,234	155,441
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	7.50	USD	1,132	475,284	134,362	340,922

Sale Contracts
Credit Suisse International
International Game Technology PLC, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.26	EUR	410	5,298	450	4,848
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	301	(73,370)	(18,947)	(54,423)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,006	(245,031)	(64,960)	(180,071)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.05	USD	200	13,515	6,930	6,585
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	795	(333,896)	(95,151)	(238,745)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	796	$(334,296)	$(92,777)	$(241,519)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	976	(409,891)	(108,300)	(301,591)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	44	(10,714)	(2,764)	(7,950)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	566	(137,888)	(37,602)	(100,286)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	748	(313,927)	(135,631)	(178,296)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	120	(50,324)	(22,201)	(28,123)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	80	(33,550)	(14,895)	(18,655)

						$(459,481)	$446,695	$(906,176)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $222,936,555 or 63.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2022.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2022.

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of March 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$207,122	$208,414		0.06%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.795%, 02/27/2023	02/11/2020	150,713	150,133		0.04%
State Agency of Roads of Ukraine 6.25%, 06/24/2028	06/17/2021	653,000	244,875		0.07%
Terraform Global Operating LLC 6.125%, 03/01/2026	01/10/2019	111,058	107,357		0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	– 0	–	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	43		0.00%

(i)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2022.

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PORTFOLIO OF INVESTMENTS (continued)

(j)	Fair valued by the Adviser.

(k)	Defaulted matured security.

(l)	IO – Interest Only.

(m)	Affiliated investments.

(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(o)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

TBA – To Be Announced

See notes to financial statements.

58 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

March 31, 2022 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $361,244,471)	$347,986,620
Affiliated issuers (cost $2,718,066)	2,718,066
Cash	51,487
Cash collateral due from broker	2,895,044
Foreign currencies, at value (cost $906,482)	909,324
Interest receivable	4,088,051
Unrealized appreciation on forward currency exchange contracts	1,537,149
Market value on credit default swaps (net premiums paid $1,039,923)	1,483,406
Receivable for investment securities sold and foreign currency transactions	1,190,882
Receivable for capital stock sold	1,118,119
Affiliated dividends receivable	815

Total assets	363,978,963

Liabilities
Payable for investment securities purchased	8,919,180
Market value on credit default swaps (net premiums paid $593,228)	1,942,887
Cash collateral due to broker	1,238,000
Payable for capital stock redeemed	515,583
Dividends payable	238,258
Advisory fee payable	151,019
Unrealized depreciation on forward currency exchange contracts	73,206
Administrative fee payable	26,407
Foreign capital gains tax payable	23,987
Distribution fee payable	14,106
Payable for variation margin on centrally cleared swaps	3,788
Transfer Agent fee payable	3,711
Payable for variation margin on futures	1,308
Directors’ fees payable	222
Accrued expenses	215,335

Total liabilities	13,366,997

Net Assets	$350,611,966

Composition of Net Assets
Capital stock, at par	$35,910
Additional paid-in capital	378,097,878
Accumulated loss	(27,521,822)

Net Assets	$350,611,966

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$31,252,565	3,196,376	$9.78	*

C	$8,534,303	873,401	$9.77

Advisor	$310,796,248	31,837,314	$9.76

R	$9,813	1,004	$9.77

K	$9,815	1,004.12	$9.77

I	$9,222	943	$9.78

*	The maximum offering price per share for Class A shares was $10.21 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 59

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2022 (unaudited)

Investment Income
Interest	$7,915,129
Dividends
Unaffiliated issuers	6,434
Affiliated issuers	1,591
Other income	6,104	$7,929,258

Expenses
Advisory fee (see Note B)	991,841
Distribution fee—Class A	40,461
Distribution fee—Class C	47,047
Distribution fee—Class R	25
Distribution fee—Class K	13
Transfer agency—Class A	6,633
Transfer agency—Class C	1,932
Transfer agency—Advisor Class	65,280
Transfer agency—Class R	3
Transfer agency—Class K	3
Transfer agency—Class I	1
Audit and tax	65,940
Custody and accounting	52,357
Administrative	46,288
Registration fees	32,371
Printing	18,131
Legal	16,954
Directors’ fees	11,369
Miscellaneous	7,520

Total expenses	1.404.169
Less: expenses waived and reimbursed by the Distributor (see Note C)	(38)
Less: expenses waived and reimbursed by the Adviser (see Note B)	(59,587)

Net expenses		1,344,544

Net investment income		6,584,714

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		838,323
Forward currency exchange contracts		25,045
Futures		(1,268,712)
Swaps		(97,555)
Foreign currency transactions		1,069,006
Net change in unrealized appreciation/depreciation of:
Investments(b)		(21,966,537)
Forward currency exchange contracts		836,015
Futures		61,110
Swaps		142,780
Foreign currency denominated assets and liabilities		(4,162)

Net loss on investment and foreign currency transactions		(20,364,687)

Net Decrease in Net Assets from Operations		$(13,779,973)

(a)	Net of foreign realized capital gains taxes of $10,721.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $14,796.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,584,714	$12,251,104
Net realized gain on investment and foreign currency transactions	566,107	1,503,617
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(20,930,794)	11,700,029

Net increase (decrease) in net assets from operations	(13,779,973)	25,454,750
Distributions to Shareholders
Class A	(617,102)	(1,047,641)
Class C	(144,079)	(332,663)
Advisor Class	(6,477,087)	(11,989,769)
Class R	(203)	(374)
Class K	(203)	(400)
Class I	(193)	(399)
Capital Stock Transactions
Net increase (decrease)	(4,325,431)	72,275,585

Total increase (decrease)	(25,344,271)	84,359,089
Net Assets
Beginning of period	375,956,237	291,597,148

End of period	$350,611,966	$375,956,237

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 61

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Limited Duration High Income Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this

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NOTES TO FINANCIAL STATEMENTS (continued)

determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates,

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yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a

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valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$160,393,580		$553,946		$160,947,526
Corporates - Investment Grade		– 0	–	66,625,329		– 0	–	66,625,329
Bank Loans		– 0	–	23,699,941		2,599,218		26,299,159
Emerging Markets - Corporate Bonds		– 0	–	21,842,413		43	(a)	21,842,456
Emerging Markets - Sovereigns		– 0	–	16,179,941		– 0	–	16,179,941
Governments - Treasuries		– 0	–	12,841,828		– 0	–	12,841,828
Collateralized Mortgage Obligations		– 0	–	10,607,395		– 0	–	10,607,395
Mortgage Pass-Throughs		– 0	–	7,952,451		– 0	–	7,952,451
Collateralized Loan Obligations		– 0	–	6,833,029		377,081		7,210,110
Quasi-Sovereigns		– 0	–	4,384,781		– 0	–	4,384,781
Commercial Mortgage-Backed Securities		– 0	–	1,991,271		– 0	–	1,991,271
Common Stocks		801,260		– 0	–	735,146		1,536,406
Asset-Backed Securities		– 0	–	1,330,237		– 0	–	1,330,237
Governments - Sovereign Bonds		– 0	–	808,263		—		808,263
Preferred Stocks		– 0	–	– 0	–	81,200		81,200
Short-Term Investments:
U.S. Treasury Bills		– 0	–	7,348,267		– 0	–	7,348,267
Governments - Treasuries		2,718,066		– 0	–	– 0	–	2,718,066

Total Investments in Securities		3,519,326		342,838,726		4,346,634		350,704,686

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$118,993		$	– 0	–	$	– 0	–	$118,993	(c)
Forward Currency Exchange Contracts	– 0	–		1,537,149			– 0	–	1,537,149
Centrally Cleared Credit Default Swaps	– 0	–		707,748			– 0	–	707,748	(c)
Credit Default Swaps	– 0	–		1,483,406			– 0	–	1,483,406
Liabilities:
Futures	(274,753)			– 0	–		– 0	–	(274,753	)(c)
Forward Currency Exchange Contracts	– 0	–		(73,206)			– 0	–	(73,206)
Credit Default Swaps	– 0	–		(1,942,887)			– 0	–	(1,942,887)

Total	$3,363,566			$344,550,936			$4,346,634		$352,261,136

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade		Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2021	$575,030		$2,955,518	$1,021
Accrued discounts/(premiums)	– 0	–	2,100	– 0	–
Realized gain (loss)	– 0	–	8,694	– 0	–
Change in unrealized appreciation/depreciation	(21,084)		(35,328)	(5,229)
Purchases	– 0	–	397,207	– 0	–
Sales/Paydowns	– 0	–	(256,322)	– 0	–
Transfers in to Level 3	– 0	–	507,199	4,251
Transfers out of Level 3	– 0	–	(979,850)	– 0	–

Balance as of 03/31/2022	$553,946		$2,599,218	$43

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2022(a)	$(21,084)		$(35,328)	$(5,229)

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	Collateralized Loan Obligations			Common Stocks #			Preferred Stocks
Balance as of 09/30/2021	$	– 0	–	$	– 0	–	$84,755
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	(1,185)
Change in unrealized appreciation/depreciation		– 0	–		116,954		(2,332)
Purchases		377,081			618,192		– 0	–
Sales/Paydowns		– 0	–		– 0	–	(38)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 03/31/2022		$377,081			$735,146		$81,200

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2022(a)	$	– 0	–		$116,954		$(2,332)

	Total
Balance as of 09/30/2021		$3,616,324
Accrued discounts/(premiums)		2,100
Realized gain (loss)		7,509
Change in unrealized appreciation/depreciation		52,981
Purchases		1,392,480
Sales/Paydowns		(256,360)
Transfers in to Level 3		511,450
Transfers out of Level 3		(979,850)

Balance as of 03/31/2022		$4,346,634

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2022(a)		$52,981

#	The Fund held a security with zero market value that was sold/expired/written off during the reporting period.

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2022. Securities priced by third party vendors, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 03/31/2022	Valuation Technique	Unobservable Input		Input
Emerging Markets - Corporate Bonds	$43	Qualitative Assessment	– 0	–	$ 0.00

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars

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at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2023. For the six months ended March 31, 2022, such reimbursements/waivers amounted to $54,211.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2022, the reimbursement for such services amounted to $46,288.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that

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provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $24,510 for the six months ended March 31, 2022.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,033 from the sale of Class A shares and received $3,001 and $1,171 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2022.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until December 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2022, such waiver amounted to $5,376.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2022 is as follows:

Fund	Market Value 9/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,812	$76,356	$101,450	$2,718	$2

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are

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no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. As of September 1, 2021, with respect to Class R and Class K shares, payments to the Distributor are voluntarily being limited to 0% and 0% of the average daily net assets attributable to Class R and Class K shares. For the six months ended March 31, 2022, such waivers amounted to $25 and $13, respectively. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $306,792, $-0- and $-0- for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2022 were as follows:

	Purchases	Sales
Investment securities (excluding
U.S. government securities)	$57,384,611	$53,291,537
U.S. government securities	71,664,511	63,120,663

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,879,142
Gross unrealized depreciation	(18,517,293)

Net unrealized depreciation	$(12,638,151)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2022, the Fund held futures for hedging and non-hedging purposes.

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•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2022, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk

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is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and

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greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2022, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$118,993	*	Receivable/Payable for variation margin on futures	$274,753	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	217,693	*

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,537,149	Unrealized depreciation on forward currency exchange contracts	$73,206

Credit contracts	Market value on credit default swaps	1,483,406	Market value on credit default swaps	1,942,887

Total		$3,357,241		$2,290,846

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,268,712)	$61,110

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	25,045	836,015

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(97,555)	142,780

Total		$(1,341,222)	$1,039,905

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2022:

Futures:
Average notional amount of buy contracts	$25,029,283
Average notional amount of sale contracts	$4,305,440
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,335,856	(a)
Average principal amount of sale contracts	$39,632,635

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit Default Swaps:
Average notional amount of buy contracts	$3,518,825
Average notional amount of sale contracts	$6,201,443
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$10,967,404

(a)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA/Citigroup Global Markets, Inc.	$773,634	$(1,094)		$(772,540)		$	– 0	–	$	– 0	–
Credit Suisse International	220,973	– 0	–	(220,973)			– 0	–		– 0	–
Goldman Sachs International	488,799	(488,799)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	97,792	(14,424)		– 0	–		– 0	–		83,368
UBS AG	1,439,357	(11,100)		– 0	–		– 0	–		1,428,257

Total	$3,020,555	$(515,417)		$(993,513)		$	– 0	–		$1,511,625	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$26,632	$	– 0	–	$	– 0	–	$	– 0	–	$26,632
Citibank, NA/Citigroup Global Markets, Inc.	1,094		(1,094)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	318,401		– 0	–		(318,401)			– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Goldman Sachs International	$1,226,685	$(488,799)		$(737,886)		$	– 0	–	$	– 0	–
JP Morgan Securities, LLC	397,801	– 0	–	(397,801)			– 0	–		– 0	–
Morgan Stanley Capital Services, Inc.	19,956	– 0	–	– 0	–		– 0	–		19,956
State Street Bank & Trust Co.	14,424	(14,424)		– 0	–		– 0	–		– 0	–
UBS AG	11,100	(11,100)		– 0	–		– 0	–		– 0	–

Total	$2,016,093	$(515,417)		$(1,454,088)		$	– 0	–		$46,588	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021

Class A
Shares sold	572,206	893,518	$5,827,830	$9,253,412

Shares issued in reinvestment of dividends	32,270	60,199	324,969	621,073

Shares converted from Class C	74,835	209,731	757,138	2,170,300

Shares redeemed	(483,801)	(614,678)	(4,870,682)	(6,350,266)

Net increase	195,510	548,770	$2,039,255	$5,694,519

Class C
Shares sold	130,095	217,495	$1,310,926	$2,247,519

Shares issued in reinvestment of dividends	7,952	17,760	80,075	182,997

Shares converted to Class A	(74,883)	(209,821)	(757,138)	(2,170,300)

Shares redeemed	(159,326)	(172,841)	(1,598,600)	(1,781,657)

Net decrease	(96,162)	(147,407)	$(964,737)	$(1,521,441)

Advisor Class
Shares sold	7,849,760	14,257,102	$79,248,112	$147,259,359

Shares issued in reinvestment of dividends	439,555	873,224	4,421,214	8,996,889

Shares redeemed	(8,820,945)	(8,542,476)	(89,069,275)	(88,153,741)

Net increase (decrease)	(531,630)	6,587,850	$(5,399,949)	$68,102,507

There were no transactions in capital shares for Class R, Class K and Class I for the six months ended March 31, 2022.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

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NOTES TO FINANCIAL STATEMENTS (continued)

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Transition and Associated Risk—A Fund may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis,

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NOTES TO FINANCIAL STATEMENTS (continued)

but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2022.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$13,371,246	$13,122,595

Total taxable distributions paid	$13,371,246	$13,122,595

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$425,799
Accumulated capital losses	(15,060,376	)(a)
Unrealized appreciation/(depreciation)	8,533,165	(b)

Total accumulated earnings/(deficit)	$(6,101,412	)(c)

(a)	As of September 30, 2021, the Fund had a net capital loss carryforward of $15,060,376.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2021, the Fund had a net short-term capital loss carryforward of $7,142,427 and a net long-term capital loss carryforward of $7,917,949, which may be carried forward for an indefinite period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.36	$ 9.95	$ 10.36	$ 10.24	$ 10.40	$ 10.31

Income From Investment Operations

Net investment income(a)(b)	.17	.36	.37	.39	.38	.33

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.56)	.45	(.33)	.16	(.16)	.12

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.39)	.81	.04	.55	.22	.45

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.40)	(.45)	(.43)	(.36)	(.36)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.19)	(.40)	(.45)	(.43)	(.38)	(.36)

Net asset value, end of period	$ 9.78	$ 10.36	$ 9.95	$ 10.36	$ 10.24	$ 10.40

Total Return

Total investment return based on net asset value(d)	(3.78)%	8.23%	.54%	5.54%	2.23%	4.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,253	$31,087	$24,393	$19,487	$17,897	$23,596

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.95	%^	.95%	.95%	.95%	.95%	.95%

Expenses, before waivers/reimbursements(e)‡	.98	%^	1.02%	1.04%	1.05%	1.05%	1.04%

Net investment income(b)	3.45	%^	3.52%	3.71%	3.85%	3.69%	3.18%

Portfolio turnover rate	33%	57%	60%	37%	39%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 93.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.35	$ 9.94	$ 10.35	$ 10.23	$ 10.40	$ 10.30

Income From Investment Operations

Net investment income(a)(b)	.14	.29	.29	.32	.30	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.57)	.44	(.32)	.16	(.16)	.13

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.43)	.73	(.03)	.48	.14	.38

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.32)	(.38)	(.36)	(.30)	(.28)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.15)	(.32)	(.38)	(.36)	(.31)	(.28)

Net asset value, end of period	$ 9.77	$ 10.35	$ 9.94	$ 10.35	$ 10.23	$ 10.40

Total Return

Total investment return based on net asset value(d)	(4.15)%	7.43%	(.21)%	4.76%	1.37%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,534	$10,038	$11,105	$17,617	$21,412	$27,083

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.70	%^	1.70%	1.70%	1.70%	1.70%	1.70%

Expenses, before waivers/reimbursements(e)‡	1.73	%^	1.77%	1.79%	1.80%	1.80%	1.79%

Net investment income(b)	2.69	%^	2.78%	2.96%	3.11%	2.95%	2.43%

Portfolio turnover rate	33%	57%	60%	37%	39%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 93.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.34	$ 9.93	$ 10.35	$ 10.22	$ 10.39	$ 10.30

Income From Investment Operations

Net investment income(a)(b)	.19	.39	.39	.42	.41	.36

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.56)	.45	(.33)	.17	(.17)	.12

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.37)	.84	.06	.59	.24	.48

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.43)	(.48)	(.46)	(.39)	(.39)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.21)	(.43)	(.48)	(.46)	(.41)	(.39)

Net asset value, end of period	$ 9.76	$ 10.34	$ 9.93	$ 10.35	$ 10.22	$ 10.39

Total Return

Total investment return based on net asset value(d)	(3.67)%	8.52%	.70%	5.91%	2.38%	4.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$310,796	$334,801	$256,070	$238,350	$225,703	$283,856

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.70	%^	.70%	.70%	.70%	.69%	.70%

Expenses, before waivers/reimbursements(e)‡	.73	%^	.77%	.79%	.80%	.80%	.79%

Net investment income(b)	3.70	%^	3.77%	3.97%	4.10%	3.94%	3.45%

Portfolio turnover rate	33%	57%	60%	37%	39%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 93.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.36	$ 9.94	$ 10.36	$ 10.23	$ 10.40	$ 10.31

Income From Investment Operations

Net investment income(a)(b)	.19	.35	.35	.37	.35	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.58)	.44	(.34)	.17	(.16)	.11

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.39)	.79	.01	.54	.19	.42

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.37)	(.43)	(.41)	(.34)	(.33)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.20)	(.37)	(.43)	(.41)	(.36)	(.33)

Net asset value, end of period	$ 9.77	$ 10.36	$ 9.94	$ 10.36	$ 10.23	$ 10.40

Total Return

Total investment return based on net asset value(d)	(3.69)%	8.05%	.21%	5.39%	1.87%	4.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	0.75	%^	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, before waivers/reimbursements(e)‡	1.24	%^	1.24%	1.30%	1.31%	1.32%	1.30%

Net investment income(b)	3.73	%^	3.37%	3.49%	3.63%	3.43%	2.96%

Portfolio turnover rate	33%	57%	60%	37%	39%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 93.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.36	$ 9.95	$ 10.36	$ 10.23	$ 10.40	$ 10.31

Income From Investment Operations

Net investment income(a)(b)	.19	.37	.37	.40	.38	.33

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.58)	.44	(.32)	.16	(.17)	.12

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.39)	.81	.05	.56	.21	.45

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.40)	(.46)	(.43)	(.36)	(.36)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.20)	(.40)	(.46)	(.43)	(.38)	(.36)

Net asset value, end of period	$ 9.77	$ 10.36	$ 9.95	$ 10.36	$ 10.23	$ 10.40

Total Return

Total investment return based on net asset value(d)	(3.68)%	8.22%	.56%	5.65%	2.12%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	0.75	%^	.95%	.95%	.95%	.95%	.95%

Expenses, before waivers/reimbursements(e)‡	1.01	%^	1.00%	1.04%	1.04%	1.06%	1.04%

Net investment income(b)	3.73	%^	3.62%	3.74%	3.87%	3.67%	3.21%

Portfolio turnover rate	33%	57%	60%	37%	39%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 93.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.36	$ 9.95	$ 10.36	$ 10.24	$ 10.40	$ 10.31

Income From Investment Operations

Net investment income(a)(b)	.19	.40	.39	.42	.40	.36

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.57)	.43	(.32)	.16	(.15)	.12

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.38)	.83	.07	.58	.25	.48

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.42)	(.48)	(.46)	(.39)	(.39)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.20)	(.42)	(.48)	(.46)	(.41)	(.39)

Net asset value, end of period	$ 9.78	$ 10.36	$ 9.95	$ 10.36	$ 10.24	$ 10.40

Total Return

Total investment return based on net asset value(d)	(3.66)%	8.47%	.80%	5.80%	2.47%	4.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$10	$9	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.69	%^	.70%	.70%	.70%	.70%	.70%

Expenses, before waivers/reimbursements(e)‡	.69	%^	.72%	.75%	.76%	.77%	.75%

Net investment income(b)	3.80	%^	3.85%	3.96%	4.10%	3.93%	3.46%

Portfolio turnover rate	33%	57%	60%	37%	39%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 93.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended September 30, 2019, September 30, 2018 and September 30, 2017, such waiver amounted to .01%, .01% and .02%, respectively.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President Robert Schwartz(2), Vice President William Smith(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Vice President of the Funds Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Limited Duration High Income Investment Team.
Messrs. Distenfeld, Schwartz and Smith are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID 19 impacts. As such, the Program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Limited Duration High Income Portfolio (the “Fund”) at a meeting held by video conference on November 2-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to,

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benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended July 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some

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cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued, and rules adopted, by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the

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Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB LIMITED DURATION HIGH INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LDHI- 0152-0322

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 27, 2022